BABSON
MONEY
MARKET
FUND

Semiannual Report
December 31, 1996

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

The second half of calendar 1996 was almost the mirror image of the first half for the fixed income markets. Very short-term rates were unchanged as Federal Reserve policy remained on hold, while longer-term rates fell as the surprising economic strength witnessed earlier in the year subsided.

Federal Reserve Chairman Alan Greenspan has noted that inflation has remained remarkably low given the age and strength of the current expansion. Hopefully, the rate of price increases will remain small over the next few years, but last Fall's jump in oil prices and a tightening labor market are beginning to push overall prices higher. Greenspan has hinted that further declines in the unemployment rate could prompt the Fed to tighten policy and raise short-term rates in an effort to keep inflation tame.

The seven-day yield for the Fund's Federal Portfolio was 4.44% and the Prime Portfolio was 4.57%, as of December 31, 1996. These figures increased to 4.54% and 4.67%, respectively, for those shareholders who reinvested their dividends.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

While the economy currently seems healthy, the basic principles of the business cycle have not been repealed. Sooner or later, there will be an unexpected event that causes a recession. For this reason, we believe that our policy of focusing on quality and liquidity without the use of derivatives should continue to serve our shareholders well.

We appreciate your continued interest in Babson Money Market Fund.

Sincerely,


/s/Larry D. Armel
Larry D. Armel
President


STATEMENT OF NET ASSETS
December 31, 1996 (unaudited)

PRIME PORTFOLIO

                                                PRINCIPAL         MARKET
                                                AMOUNT            VALUE

BANKERS' ACCEPTANCE - 3.61%
First Union NC Bank,
  5.27%, due April 23, 1997                  $   1,400,000        $  1,366,799

SHORT-TERM CORPORATE NOTES - 62.92%
Allied Signal, Incorporated,
  5.50%, due January 22, 1997                    1,900,000           1,890,420
Ameritech Corporation,
  5.38%, due January 10, 1997                    1,800,000           1,792,199
AT & T Company,
  5.48%, due January 24, 1997                    1,900,000           1,891,034
Emerson Electric Company,
  5.32%, due January 23, 1997                    1,000,000             993,646
Ford Motor Credit Company,
  5.33%, due January 29, 1997                    1,800,000           1,787,208
Heinz (H.J.) Company,
  5.46%, due January 17, 1997                    1,800,000           1,788,534
IBM Corporation,
  5.30%, due February 5, 1997                    1,800,000           1,785,425
Minnesota Mining & Manufacturing Company,
  5.28%, due February 24, 1997                   1,000,000             989,000
Motorola, Incorporated,
  5.50%, due January 24, 1997                    1,900,000           1,891,872
PepsiCo, Incorporated,
  5.52%, due January 31, 1997                    1,900,000           1,889,803
Proctor & Gamble Company,
  5.28%, due February 19, 1997                   1,800,000           1,781,520
Sonoco Products Company,
  5.37%, due January 14, 1997                    1,800,000           1,791,140
Walt Disney Company,
  5.23%, due May 12, 1997                        1,800,000           1,754,238
Weyerhauser Company,
 5.30%, due February 10, 1997                    1,800,000           1,783,305
                                                24,000,000          23,809,344

GOVERNMENT SPONSORED ENTERPRISES - 29.15%
Federal Farm Credit Banks
  Discount Notes, 5.31%, due April 10, 1997      1,300,000           1,257,048
Federal Home Loan Banks
  Discount Notes, 5.44%, due January 21, 1997    3,000,000           2,918,400
Federal Home Loan Banks
  Discount Notes, 5.32%, due October 3, 1997     1,000,000             947,982
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.57%, due January 22, 1997      705,000             702,600
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.45%, due February 24, 1997   3,000,000           2,974,567
Federal National Mortgage Association
  Discount Notes, 5.43%, due January 15, 1997    2,000,000           1,947,812
Federal National Mortgage Association
  Discount Notes, 5.15%, due August 8, 1997        290,000             279,462
                                                11,295,000          11,027,871

REPURCHASE AGREEMENT - 4.65% (Note 4)
Morgan Guaranty Trust Company,
 6.75%, due January 2, 1997
  (Collateralized by U.S. Treasury Notes,
   7.625%, due November 15, 2022)                1,760,000           1,760,000

TOTAL INVESTMENTS - 100.33%                                       $ 37,964,014
Other assets less liabilities - (0.33%)                              (125,319)
TOTAL NET ASSETS - 100.00%
(equivalent to $1.00 per share;
 1,000,000,000 shares of $0.01 par value
 capital shares authorized;
 37,842,582 shares outstanding)                                   $ 37,838,695

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
December 31, 1996 (unaudited)

FEDERAL PORTFOLIO

                                                    PRINCIPAL     MARKET
                                                    AMOUNT        VALUE

GOVERNMENT SPONSORED ENTERPRISES - 87.66%
Federal Farm Credit Banks
  Discount Notes, 5.27%, due January 21, 1997      $   500,000    $    496,926
Federal Farm Credit Banks
  Discount Notes, 5.31%, due April 10, 1997            200,000         193,392
Federal Home Loan Banks
  Discount Notes, 5.39%, due January 28, 1997          500,000         497,080
Federal Home Loan Banks
  Discount Notes, 5.27%, due February 4, 1997          200,000         192,300
Federal Home Loan Banks
  Discount Notes, 5.21%, due March 27, 1997            700,000         686,425
Federal Home Loan Banks
  Discount Notes, 5.51%, due April 10, 1997            500,000         480,715
Federal Home Loan Banks
  Discount Notes, 5.50%, due May 12, 1997              250,000         240,795
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.57%, due January 23, 1997          637,000         634,733
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.48%, due January 30, 1997          500,000         497,412
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.25%, due January 31, 1997        1,200,000       1,190,725
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.33%, due February 3, 1997          500,000         496,669
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.23%, due February 21, 1997         500,000         491,356
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.25%, due February 24, 1997         250,000         243,401
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.45%, due February 24, 1997         750,000         743,642
Federal Home Loan Mortgage Corporation
  Discount Notes, 5.18%, due March 18, 1997            500,000         491,511
Federal National Mortgage Association
  Discount Notes, 5.35%, due February 24, 1997       1,000,000         990,637
Federal National Mortgage Association
  Discount Notes, 5.24%, due February 26, 1997         500,000         494,469
Federal National Mortgage Association
  Discount Notes, 5.20%, due February 27, 1997         500,000         493,356
Federal National Mortgage Association
  Discount Notes, 5.23%, due March 6, 1997             500,000         489,322
Federal National Mortgage Association
  Discount Notes, 5.26%, due March 17, 1997            400,000         390,824
Federal National Mortgage Association
  Discount Notes, 5.19%, due April 30, 1997            250,000         243,476
                                                    10,837,000      10,679,166
REPURCHASE AGREEMENT - 14.41% (Note 4)
	Morgan Guaranty Trust Company,
        6.75%, due January 2, 1997
         (Collateralized by U.S. Treasury Notes,
         8.125%, due August 15, 2021)                1,755,000       1,755,000

TOTAL INVESTMENTS - 102.07%                                       $ 12,434,166
Other assets less liabilities - (2.07%)                              (252,327)

TOTAL NET ASSETS - 100.00%
(equivalent to $1.00 per share;
 1,000,000,000 shares of $0.01 par value
 capital shares authorized;
 12,181,207 shares outstanding)                                   $ 12,181,839

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1996 (unaudited)

                                                PRIME            FEDERAL
                                                PORTFOLIO        PORTFOLIO

ASSETS:
 Investment securities, at market value
  (identified cost of $37,964,014
   and $12,434,166, respectively)               $  37,964,014    $  12,434,166
 Interest receivable                                  229,977           69,130
 Other assets                                           5,581            1,247
          Total assets                             38,199,572       12,504,543

LIABILITIES AND NET ASSETS:
 Cash overdraft                                       360,877          322,704
          Total liabilities                           360,877          322,704
NET ASSETS                                      $  37,838,695    $  12,181,839

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)   $  37,850,255    $  12,181,899
  Accumulated net realized loss on investments       (11,560)             (60)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES     $  37,838,695    $  12,181,839

Capital shares, $0.01 par value
  Authorized                                    1,000,000,000    1,000,000,000
  Outstanding                                      37,842,582       12,181,207

NET ASSET VALUE PER SHARE                              $ 1.00           $ 1.00

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months ended December 31, 1996 (unaudited)

                                                PRIME            FEDERAL
                                                PORTFOLIO        PORTFOLIO

INVESTMENT INCOME:
  Income:
    Interest                                    $   1,032,037    $     314,320
  Expenses:
    Management fees (Note 3)                          163,040           49,925
    Registration fees and other expenses               11,190            3,436
                                                      174,230           53,361
      Net investment income                           857,807          260,959

REALIZED GAIN ON INVESTMENTS (Note 1):
   Realized gain from investment transactions:
     Proceeds from sales of investments           890,801,687      379,041,451
     Cost of investments sold                     890,801,687      379,041,451
       Net realized gain from
         investment transactions                       -                -
       Increase in net assets resulting
         from operations                        $     857,807    $     260,959


See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
Six months Ended December 31, 1996 (unaudited) and Year Ended June 30, 1996

                                                 PRIME          FEDERAL
                                                 PORTFOLIO      PORTFOLIO

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $  1,801,114   $      457,401
  Net realized gain from investment transactions       -                  -
    Net increase in net assets resulting
      from operations                               1,801,114          457,401
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (1,801,114)        (457,401)
INCREASE (DECREASE) FROM CAPITAL
 SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)      47,783,750        9,267,672
  Net asset value of shares issued for
    reinvestment of distributions
    ($1.00 per share)                               1,660,736          437,686
                                                   49,444,486        9,705,358
  Cost of shares redeemed ($1.00 per share)      (53,430,201)      (9,069,253)
    Net increase (decrease) from capital
      share transactions                          (3,985,715)          636,105
      Total increase (decrease) in net assets     (3,985,715)          636,105
NET ASSETS - June 30, 1995                         39,891,235        9,652,629
NET ASSETS - June 30, 1996                      $  35,905,520    $  10,288,734

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $     857,807    $     260,959
  Net realized gain from investment transactions         -                -
    Net increase in net assets resulting
      from operations                                 857,807          260,959

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (857,807)        (260,959)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)      22,372,167        6,949,442
  Net asset value of shares issued
    for reinvestment of
    distributions ($1.00 per share)                   803,891          250,942
                                                   23,176,058        7,200,384
  Cost of shares redeemed ($1.00 per share)      (21,242,883)      (5,307,279)
    Net increase from capital share transactions    1,933,175        1,893,105
      Total increase in net assets                  1,933,175        1,893,105
NET ASSETS - June 30, 1996                         35,905,520       10,288,734
NET ASSETS - December 31, 1996                  $  37,838,695    $  12,181,839

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the period ended December 31, 1996, were as follows:

Prime Portfolio
	Purchases 		$	893,363,803
        Proceeds from sales             890,801,687

Federal Portfolio
	Purchases		$	381,271,408
        Proceeds from sales             379,041,451

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of
 .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

4. REPURCHASE AGREEMENTS:

Securities purchased under agreements to resell are held by the Fund's custodian, UMB Bank, n.a. The Fund's adviser monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller. In the event of bankruptcy or other default of the seller, the Fund could experience delays in liquidating the underlying securities and possible loss to the extent that the repurchase agreement and accrued interest is more than proceeds received upon liquidation of the underlying securities.


This report has been prepared for the information of the Shareholders of D.L. Babson Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

*Closed to new investors

JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON
(1-800-422-2766)

http://www.jbfunds.com